Business Combination (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 03, 2019	Jun. 12, 2019	Apr. 04, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 08, 2020
Disclosure of business combinations [text block] [Abstract]
Acquired outstanding share capital, percentage			100.00%					100.00%
Consideration for purchased shares, description			An amount equal to $3,400 thousand (the “Initial Shares Purchase Price”), out of which (i) $1,615 thousand was paid on Closing (as defined below) in immediate funds (in addition to an amount of $250 thousand down payment paid by the Company upon signing of Share and Asset Purchase Agreement); (ii) $175 thousand was deposited in escrow; and (iii) $1,360 thousand was paid by issuance of 1,217,370 ordinary shares of the Company (based on NIS 4.62 which is a per share 30-day average price of the Company’s ordinary shares on the TASE prior to the date on which the Share and Asset Purchase Agreement was signed (the “Initial Consideration PPS”)). The parties agreed that the Initial Shares Purchase Price may be increased or decreased on a dollar-for-dollar basis in the event NetNut has a negative working capital on the date of the Closing. Pursuant to this mechanism, in October 2019 the Initial Shares Purchase Price was decreased by $233 thousand which amount was repaid to the Company.
Contingent consideration payable, description			An amount of up to $5,000 thousand payable in contingent consideration (the “EarnOut Amount”), to be paid and distributed to the shareholders of NetNut upon NetNut achieving certain revenue milestones in 2019 and for which the Company has granted a first security interest and pledge in 30% of the NetNut shares. The payment of the payable EarnOut Amount was deferred to the time when the Company’s financial results for the year 2019 are published. The Company, at its sole discretion, could elect to pay up to fifty percent (50%) of the EarnOut Amount in ordinary shares (the “EarnOut Shares”), provided that in any event, the amount of the EarnOut Shares will not exceed 2,237,814 ordinary shares (representing a quotient of half of the maximum EarnOut amount, i.e. $2,500 thousand, divided by the Initial Consideration PPS).
Assets purchase price, description			An aggregate amount equal to $6,300 thousand (the “Assets Purchase Price”). The Assets Purchase Price was paid as follows: ● An amount equal to $3,455 thousand was paid at Closing in immediately payable funds; ● An amount equal to $325 thousand was deposited in escrow; ● An amount equal to $2,520 thousand, was paid at Closing in ordinary shares, issued at a per share price equal to the Initial Consideration PPS, i.e. 2,255,717 ordinary shares. In connection with the transaction, the Company agreed to pay to certain finders of the transaction a fee equal to the sum of 3% of the total purchase price of the transaction. The Company elected to pay up to 50% of such fee in equity securities of the Company. Accordingly, the Company incurred transaction costs amounting to approximately $312 thousand that were charged to profit or loss within “general and administrative expenses.”
Useful lives of intangible assets, description		Technology and supplier relations and customer relations are amortized on a straight-line basis over 5 years and 7.5 years, respectively.
Repayment on acquisition	$ 233
Deduction on goodwill	7,356
Contribution to revenue				$ 92	$ 1,976
Increased loss from continuing operations				4	82
Pro-forma revenue					4,510
Pro-forma loss from continuing operations				363	13,045
Equity interest payable				$ 1,100			$ 51
Operating description				An additional amount equal to Chi Cooked’s 2021 revenues less $1 million, and subject to an operating margin of at least 37.5%, will be paid in April 2022. The Company, in its sole discretion, may pay up to 25% of the contingent consideration by issuing ADSs.
Transaction cost charges	$ 118				$ 117	$ 517
Amortized on straight-line basis				7 years
Business Acquisition, Pro Forma Revenue				$ 1,290